Convertible Redeemable Preferred Shares - Summary of Movement of Convertible Redeemable Preferred Shares (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2020	$ 20,000
At December 31, 2020	27,000
Series A Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of the Series A Preference Shares on March 30, 2020 and on April 16, 2020	160,450,000
Fair value loss of the Series A Preferred Shares	79,984,000
Conversion to ordinary shares	$ (240,434,000)